Financial risk - Funding composition (Details) - AUD ($) $ in Billions	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Group's total funding
Customer deposits	65.00%	62.50%
Wholesale term funding with residual maturity greater than 12 months	15.70%	16.60%
Wholesale funding with a residual maturity less than 12 months	10.40%	12.10%
Securitisation	0.90%	1.00%
Equity	8.00%	7.80%
Group's total funding	100.00%	100.00%
Movements in the Group's funding composition
Increase in funding through customer deposits	2.54%
Increase in customer deposits, amount	$ 30.9
Decrease in long term funding with a residual maturity greater than 12 months, basis points	(0.94%)
Decrease in long term funding with a residual maturity greater than 12 months, amount	$ (5.6)
Issue of RMBS	$ 2.5
Decrease in wholesale funding with a residual maturity less than 12 months, basis points	(1.69%)
Short term funding portfolio	$ 88.5
Weighted average maturity period for short term funding portfolio	127 days
Unencumbered repo-eligible liquid assets and cash (in AUD)	$ 221.2
Long term wholesale funding raised	12.9
Tier 2 capital securities
Movements in the Group's funding composition
New Tier 2 capital securities raised	$ 2.2